Expense Example - Eaton Vance New York Municipal Income Fund	Sep. 30, 2025 USD ($)
Eaton Vance New York Municipal Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 406
Expense Example, with Redemption, 3 Years	580
Expense Example, with Redemption, 5 Years	770
Expense Example, with Redemption, 10 Years	1,316
Eaton Vance New York Municipal Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	498
Expense Example, with Redemption, 5 Years	859
Expense Example, with Redemption, 10 Years	1,673
Eaton Vance New York Municipal Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	$ 785